VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

March 24, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-4
SEC File No. 333-279315
Brighthouse Life Insurance Company of NY (Registrant)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933, as amended, this submission is being made solely to obtain series and class (i.e., contract) identifiers for the following registered index-linked annuity contract issued by the Registrant:

Contract: Brighthouse Shield® Level II 6-Year Annuity (333-279315).

Any questions regarding this submission should be directed to Michele H. Abate, Head of Securities Products and Funds Law, at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Head of Securities Products and Funds Law